Commitments and Contingencies (Details Narrative) - Ci2i Services, INC [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Operating lease rent expense	$ 15,713	$ 33,503	$ 55,726	$ 52,384
Sublease rental income	11,685	$ 18,000	49,160	36,000
Grader Properties [Member]
Operating lease rent expense	3,895		3,895
OmniM2M [Member]
Operating lease rent expense	3,000		3,000
Sublease rental income			31,160	(31,160)
Recordpointe USA Inc [Member]
Operating lease rent expense	$ 3,895		3,895
Sublease rental income			$ 18,000	$ 18,000